Real estate properties under development, net	12 Months Ended
Dec. 31, 2016
Real Estate [Abstract]
Real estate properties under development, net
5.	Real estate properties under development, net

The following summarizes the components of real estate properties under development as at December 31, 2015 and 2016:

At December 31,	2015	2016
Building at cost	$62,025	$58,109
Less: accumulated depreciation	(42,182)	(40,814)

	19,843	17,295
Construction in progress	3,893	9,773
Land use right	11,562	10,711

Net book value	$35,298	$37,779

The Company has entered into an operating lease contract with a third party with respect to certain buildings with the carrying amount as shown below:

At December 31,	2015	2016
Buildings at cost	$31,843	$29,825
Less: accumulated depreciation	(16,682)	(17,163)

Buildings, net	$15,161	$12,662

At December 31, 2016, scheduled minimum rental payments to be received for buildings leased to others were $1,897 and the lease term will be expired on October 31, 2017.